OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OTHER PAYABLES
NOTE 16 - OTHER PAYABLES	NOTE 16 - OTHER PAYABLES Other payables of $851,195 is consist of the payables of securities account set up fee and office lease payable.	NOTE 11 - OTHER PAYABLES Other payables of $90,632 is consist of the payables of securities account set up fee and related documentation expenses.